Note 2: Summary of Significant Accounting Practices: Intangible Assets - Legal and Contractual - Rights: Schedule of Oil and Gas Rights (Tables)	3 Months Ended
Aug. 31, 2013
Tables/Schedules
Schedule of Oil and Gas Rights

Schedule of Oil and Gas Rights

Description	August 31, 2013	May 31, 2013
Acquisitions/Work in Progress	$643,500	$643,500
Capitalized as Fixed Assets	$(107,250)	$(107,250)
Forfeitures during the period	$0	$0
Impairments during the period	$0	$0
Oil and Gas Leases, End of period	$536,250	$536,250